Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments - Schedule of Derivative instruments (Assets/ Liabilities) at fair value (Table)

As of December 31, 2025:

a) Derivative Asset:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2025, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	13,682
				Total Fair Value		$13,682

As of December 31, 2024:

a) Derivative Asset:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2024, in United States Dollars
26/07/2022	26/07/2029	100,000	101,800	4.40%	6.55%	1,574
				Total Fair Value		$1,574

b) Derivative Liabilities:

Effective Date	Termination Date	Notional Amount in thousands of EUROS	Notional Amount in United States Dollars	Fixed Rate the Company receives in EURO	Fixed Rate the Company pays in United States Dollars	Fair Value December 31, 2024, in United States Dollars
21/10/2021	21/10/2025	120,000	139,716	2.65%	3.66%	$14,588
21/10/2021	21/10/2025	30,000	34,929	2.65%	3.69%	3,526
				Total Fair Value		$18,114

Derivative Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives - Derivative Designated as Accounting Hedge (Table)

- Derivative designated as accounting hedge

	For the years ended December 31,
Amount of gain / (loss) recognized in accumulated other comprehensive loss	2025	2024	2023
Cross-currency swap agreement related to 2022 Bonds	$10,239	$(7,239)	$5,286
Reclassification to other income, net	(11,525)	8,536	(2,106)
Total (loss) / gain recognized in accumulated other comprehensive loss	$(1,286)	$1,297	$3,180

Derivative Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives - Derivatives not Designated as Accounting Hedge

- Derivatives not designated as accounting hedges:

	For the years ended December 31,
Amount of gain / (loss) recognized in other income, net	2025	2024	2023
Change in fair value of derivatives related to 2021 Bonds	$18,114	$(10,934)	$5,529
Realized interest expense of derivatives related to 2021 Bonds	(1,119)	(2,141)	(2,111)
Total gain / (loss) recognized in other income, net	$16,995	$(13,075)	$3,418